ENTITY-WIDE DISCLOSURES -Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	$ 7,176,939	$ 6,994,815
Property, plant and equipment	193,215,364	198,536,683
Right-of-use assets	86,437,411	89,663,139	$ 60,508,354
Intangible assets	177,662,811	175,703,257
Contract asset	13,205,156	13,528,646
Non-current assets	477,697,681	484,426,540
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	6,984,388	6,812,370
Property, plant and equipment	91,169,977	94,684,032
Right-of-use assets	33,646,641	35,469,879
Intangible assets	168,946,269	167,106,057
Contract asset	13,205,156	13,528,646
Non-current assets	313,952,431	317,600,984
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	192,551	182,445
Property, plant and equipment	102,045,387	103,852,651
Right-of-use assets	52,790,770	54,193,260
Intangible assets	8,716,542	8,597,200
Contract asset	0	0
Non-current assets	$ 163,745,250	$ 166,825,556